Risks and Concentration - Summary of Customers with Greater than 10% of Accounts Receivables (Parenthetical) (Details) - Accounts Receivables - Customer Concentration Risk - Advertising Platform	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer A
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		14.00%
Customer A | Maximum
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	10.00%
Customer B | Maximum
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	10.00%	10.00%
Customer D
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		14.00%
Customer D | Maximum
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	10.00%